Offerings - Offering: 1	Sep. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	3,016
Maximum Aggregate Offering Price	$ 3,016,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 461.75
Offering Note	Fee Rule 457(r)